Shareholder Report, Holdings (Details)	Jul. 31, 2024	[1]
Limited Term Tax-Exempt Bond Fund of America® (Class A) | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.22%
Limited Term Tax-Exempt Bond Fund of America® (Class A) | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.08%
Limited Term Tax-Exempt Bond Fund of America® (Class A) | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Limited Term Tax-Exempt Bond Fund of America® (Class A) | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%
Limited Term Tax-Exempt Bond Fund of America® (Class A) | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Limited Term Tax-Exempt Bond Fund of America® (Class A) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%	[2]
Limited Term Tax-Exempt Bond Fund of America® (Class C) | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.22%
Limited Term Tax-Exempt Bond Fund of America® (Class C) | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.08%
Limited Term Tax-Exempt Bond Fund of America® (Class C) | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Limited Term Tax-Exempt Bond Fund of America® (Class C) | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%
Limited Term Tax-Exempt Bond Fund of America® (Class C) | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Limited Term Tax-Exempt Bond Fund of America® (Class C) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%	[2]
Limited Term Tax-Exempt Bond Fund of America® (Class T) | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.22%
Limited Term Tax-Exempt Bond Fund of America® (Class T) | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.08%
Limited Term Tax-Exempt Bond Fund of America® (Class T) | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Limited Term Tax-Exempt Bond Fund of America® (Class T) | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%
Limited Term Tax-Exempt Bond Fund of America® (Class T) | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Limited Term Tax-Exempt Bond Fund of America® (Class T) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%	[2]
Limited Term Tax-Exempt Bond Fund of America® -Class F-1 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.22%
Limited Term Tax-Exempt Bond Fund of America® -Class F-1 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.08%
Limited Term Tax-Exempt Bond Fund of America® -Class F-1 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Limited Term Tax-Exempt Bond Fund of America® -Class F-1 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%
Limited Term Tax-Exempt Bond Fund of America® -Class F-1 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Limited Term Tax-Exempt Bond Fund of America® -Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%	[2]
Limited Term Tax-Exempt Bond Fund of America® - Class F-2 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.22%
Limited Term Tax-Exempt Bond Fund of America® - Class F-2 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.08%
Limited Term Tax-Exempt Bond Fund of America® - Class F-2 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Limited Term Tax-Exempt Bond Fund of America® - Class F-2 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%
Limited Term Tax-Exempt Bond Fund of America® - Class F-2 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Limited Term Tax-Exempt Bond Fund of America® - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%	[2]
Limited Term Tax-Exempt Bond Fund of America® - Class F-3 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.22%
Limited Term Tax-Exempt Bond Fund of America® - Class F-3 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.08%
Limited Term Tax-Exempt Bond Fund of America® - Class F-3 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Limited Term Tax-Exempt Bond Fund of America® - Class F-3 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%
Limited Term Tax-Exempt Bond Fund of America® - Class F-3 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Limited Term Tax-Exempt Bond Fund of America® - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%	[2]
Limited Term Tax-Exempt Bond Fund of America® - Class R-6 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.22%
Limited Term Tax-Exempt Bond Fund of America® - Class R-6 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.08%
Limited Term Tax-Exempt Bond Fund of America® - Class R-6 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Limited Term Tax-Exempt Bond Fund of America® - Class R-6 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%
Limited Term Tax-Exempt Bond Fund of America® - Class R-6 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Limited Term Tax-Exempt Bond Fund of America® - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%	[2]

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
[2]	Includes derivatives.